Concentrations of Credit Risk and Major Customers (Details) - Schedule of customers and suppliers		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]
Customer P [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	[1]	17.33%

[1]	Less than 10%